INTANGIBLE ASSETS (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Intangible assets disclosures
Intangible assets	¥ 14,278,779,458	¥ 11,107,215,032
Less: accumulated amortization	(354,009,527)	(99,299,861)
Net book value	13,924,769,931	11,007,915,171
Trademark and domain
Intangible assets disclosures
Intangible assets not subject to amortization	11,613,475,256	9,631,703,672
Net book value - intangible assets not subject to amortization	11,613,475,256	9,631,703,672
Others
Intangible assets disclosures
Intangible assets not subject to amortization	22,140,607	21,936,321
Net book value - intangible assets not subject to amortization	¥ 22,140,607	21,936,321
Minimum
Intangible assets disclosures
Intangible asset useful life	3 years
Maximum
Intangible assets disclosures
Intangible asset useful life	10 years
Customer relationship
Intangible assets disclosures
Intangible assets to be amortized	¥ 101,042,578	96,942,578
Less: accumulated amortization	(49,086,468)	(31,250,912)
Net book value - intangible assets to be amortized	¥ 51,956,110	65,691,666
Customer relationship | Minimum
Intangible assets disclosures
Intangible asset useful life	3 years
Customer relationship | Maximum
Intangible assets disclosures
Intangible asset useful life	10 years
Business Relationship
Intangible assets disclosures
Intangible assets to be amortized	¥ 1,815,034,491	878,529,857
Less: accumulated amortization	(175,130,119)	(34,848,999)
Net book value - intangible assets to be amortized	¥ 1,639,904,372	843,680,858
Business Relationship | Minimum
Intangible assets disclosures
Intangible asset useful life	5 years
Business Relationship | Maximum
Intangible assets disclosures
Intangible asset useful life	10 years
Technology
Intangible assets disclosures
Intangible assets to be amortized	¥ 696,499,639	447,515,717
Less: accumulated amortization	(110,511,387)	(15,566,396)
Net book value - intangible assets to be amortized	¥ 585,988,252	431,949,321
Technology | Minimum
Intangible assets disclosures
Intangible asset useful life	5 years
Technology | Maximum
Intangible assets disclosures
Intangible asset useful life	6 years
Non-compete agreements
Intangible assets disclosures
Intangible assets to be amortized	¥ 11,479,610	11,479,610
Less: accumulated amortization	¥ (11,479,610)	(11,479,610)
Intangible asset useful life	5 years
Cross-border travel agency license
Intangible assets disclosures
Intangible assets to be amortized	¥ 1,117,277	1,117,277
Less: accumulated amortization	¥ (1,117,277)	(1,117,277)
Intangible asset useful life	8 years
Others
Intangible assets disclosures
Intangible assets to be amortized	¥ 17,990,000	17,990,000
Less: accumulated amortization	(6,684,666)	(5,036,667)
Net book value - intangible assets to be amortized	¥ 11,305,334	¥ 12,953,333